Inventories	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories

4.	Inventories:

The amounts in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:

	December 31,	June 30,
	2024	2025
Lubricants	$542	$596
Bunkers	1,347	838
Total	$1,889	$1,434

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)